SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Summary of weighted average number of Class A ordinary shares used in the calculation of basic and diluted net loss
The weighted average number of Class A ordinary shares used in the calculation of basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share consisted of the following:

	Nine Months Ended
	September 30,
	2021	2020
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share	370,352,700	269,481,487
Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	—	72,511,760

Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	370,352,700	341,993,247

Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	72,511,760	—